Shareholders' equity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($) Vote $ / shares shares	Mar. 31, 2016 $ / shares shares
Shareholders' equity
Number of shares authorized	80,000,000	80,000,000
Number of shares issued	33,540,034	33,178,641
Less: Common stock held in treasury	(93,813)	(35,579)
Common stock outstanding	33,446,221	33,143,062
Common stock, par value (in dollars per share) | $ / shares	$ 0	$ 0
Class B ordinary shares converted to Class A ordinary shares	650,000
Class A ordinary shares
Shareholders' equity
Number of shares authorized	50,000,000
Number of shares issued	22,104,012	21,092,619
Number of votes per ordinary share | Vote	1
Class B ordinary shares
Shareholders' equity
Number of shares authorized	30,000,000
Number of shares issued	11,436,022	12,086,022
Number of votes per ordinary share | Vote	10
SOP III
Shareholders' equity
Increase in treasury related to withholding taxes of instruments granted (in shares)	58,234
Increase in treasury related to withholding taxes of instruments granted | $	$ 3,363